Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.9%

	Basic Materials — 2.1%
53,168	Celanese Corp. Class A	6,253,089
180,623	DuPont de Nemours, Inc.	10,039,026
25,124	Eastman Chemical Co.	2,255,381
60,210	Huntsman Corp.	1,706,954
27,025	International Paper Co.	1,130,456
49,100	Newmont Corp.	2,929,797

		24,314,703

	Communications — 17.0%
118,274	Airbnb, Inc. Class A*	10,535,848
3,750	Alphabet, Inc. Class A*	8,172,225
13,245	Alphabet, Inc. Class C*	28,972,775
393,880	Amazon.com, Inc.*	41,833,995
230,608	AT&T, Inc.	4,833,544
1,070	Booking Holdings, Inc.*	1,871,419
7,270	Charter Communications, Inc. Class A*	3,406,213
185,100	Cisco Systems, Inc.	7,892,664
204,094	Comcast Corp. Class A	8,008,649
22,563	Fox Corp. Class A	725,626
98,580	Juniper Networks, Inc.	2,809,530
114,464	Liberty Global Plc Class C*	2,528,510
542,230	Lumen Technologies, Inc.(a)	5,915,729
24,933	Match Group, Inc.*	1,737,581
4,361	MercadoLibre, Inc.*	2,777,390
123,173	Meta Platforms, Inc. Class A*	19,861,646
45,300	Motorola Solutions, Inc.	9,494,880
31,266	Netflix, Inc.*	5,467,485
78,322	Snap, Inc. Class A*	1,028,368
16,921	Spotify Technology SA*	1,587,697
41,490	T-Mobile US, Inc.*	5,582,065
40,590	Trade Desk, Inc. (The) Class A*	1,700,315
146,215	Uber Technologies, Inc.*	2,991,559
186,700	Verizon Communications, Inc.	9,475,025
125,658	Walt Disney Co. (The)*	11,862,115

		201,072,853

	Consumer, Cyclical — 10.5%
44,700	Alaska Air Group, Inc.*	1,790,235
22,508	Autoliv, Inc.	1,610,897
1,190	AutoZone, Inc.*	2,557,453
23,338	Bath & Body Works, Inc.	628,259
17,632	Best Buy Co., Inc.	1,149,430
2,426	Chipotle Mexican Grill, Inc. Class A*	3,171,413
11,648	Costco Wholesale Corp.	5,582,653
1,747	Darden Restaurants, Inc.	197,621
89,735	Delta Air Lines, Inc.*	2,599,623
43,845	Dollar General Corp.	10,761,317

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
67,200	Dollar Tree, Inc.*	10,473,120
11,722	Domino’s Pizza, Inc.	4,568,181
38,200	DR Horton, Inc.	2,528,458
108,306	General Motors Co.*	3,439,798
8,341	Home Depot, Inc. (The)	2,287,686
8,300	Lithia Motors, Inc. Class A	2,280,923
18,152	LKQ Corp.	891,082
9,516	Lowe’s Cos., Inc.	1,662,160
11,208	Lululemon Athletica, Inc.*	3,055,413
53,868	LVMH Moet Hennessy Louis Vuitton SE, ADR	6,583,747
26,340	Magna International, Inc.(a)	1,446,066
18,000	Marriott International, Inc. Class A	2,448,180
14,119	MGM Resorts International	408,745
97,642	NIKE, Inc. Class B	9,979,012
147,763	PulteGroup, Inc.	5,855,848
29,206	Tesla, Inc.*	19,667,904
33,400	Thor Industries, Inc.(a)	2,495,982
223,416	TJX Cos., Inc. (The)	12,477,784
11,446	Whirlpool Corp.	1,772,642

		124,371,632

	Consumer, Non-cyclical — 21.5%
123,783	Abbott Laboratories	13,449,023
339,526	Adyen NV, ADR* (a)	4,960,475
9,670	Align Technology, Inc.*	2,288,599
132,288	Altria Group, Inc.	5,525,670
18,812	Amgen, Inc.	4,576,960
121,200	Archer-Daniels-Midland Co.	9,405,120
29,000	AstraZeneca Plc, ADR	1,916,030
125,100	Baxter International, Inc.	8,035,173
8,667	Biogen, Inc.*	1,767,548
71,627	Bristol-Myers Squibb Co.	5,515,279
54,762	Cardinal Health, Inc.	2,862,410
43,784	Cigna Corp.	11,537,960
404,893	Conagra Brands, Inc.	13,863,536
140,730	CVS Health Corp.	13,040,042
22,687	Danaher Corp.	5,751,608
31,444	DexCom, Inc.*	2,343,521
24,066	Eli Lilly & Co.	7,802,919
24,798	Estee Lauder Cos., Inc. (The) Class A	6,315,307
40,062	Gartner, Inc.*	9,688,193
28,160	Global Payments, Inc.	3,115,622
76,980	GSK Plc, ADR	3,350,939
9,713	HCA Healthcare, Inc.	1,632,367
131,256	Hologic, Inc.*	9,096,041
16,705	Illumina, Inc.*	3,079,734
31,150	Ingredion, Inc.	2,746,184
33,991	Intuitive Surgical, Inc.*	6,822,334
18,600	Jazz Pharmaceuticals Plc*	2,901,786

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
19,956	JM Smucker Co. (The)	2,554,568
84,650	Johnson & Johnson	15,026,222
6,554	Kellogg Co.	467,562
3,843	Kimberly-Clark Corp.	519,381
87,631	Kroger Co. (The)	4,147,575
9,631	McKesson Corp.	3,141,729
26,800	Medtronic Plc	2,405,300
116,000	Merck & Co., Inc.	10,575,720
36,129	Novo Nordisk AS, ADR	4,025,854
84,686	PayPal Holdings, Inc.*	5,914,470
63,100	Pfizer, Inc.	3,308,333
52,008	Quest Diagnostics, Inc.	6,916,024
8,901	S&P Global, Inc.	3,000,171
25,620	Tyson Foods, Inc. Class A	2,204,857
30,026	UnitedHealth Group, Inc.	15,422,254
5,230	Vertex Pharmaceuticals, Inc.*	1,473,762
150,484	Viatris, Inc.	1,575,567
21,300	Zimmer Biomet Holdings, Inc.	2,237,778
38,688	Zoetis, Inc.	6,650,080

		254,957,587

	Energy — 2.7%
116,728	BP Plc, ADR	3,309,239
38,750	Canadian Natural Resources, Ltd.	2,080,100
18,930	Chevron Corp.	2,740,685
114,171	ConocoPhillips	10,253,697
207,838	Kinder Morgan, Inc.	3,483,365
25,675	Marathon Oil Corp.	577,174
65,579	Marathon Petroleum Corp.	5,391,250
55,910	Schlumberger NV	1,999,342
42,010	Shell Plc, ADR(a)	2,196,703

		32,031,555

	Financial — 17.9%
64,300	AerCap Holdings NV*	2,632,442
25,535	Allstate Corp. (The)	3,236,051
27,274	Ally Financial, Inc.	913,952
205,399	American International Group, Inc.	10,502,051
18,145	American Tower Corp. REIT	4,637,681
30,939	Ameriprise Financial, Inc.	7,353,582
463,321	Annaly Capital Management, Inc. REIT	2,738,227
140,126	Bank of America Corp.	4,362,122
17,465	Bank of New York Mellon Corp. (The)	728,465
14,500	Berkshire Hathaway, Inc. Class B*	3,958,790
12,993	Boston Properties, Inc. REIT	1,156,117
11,985	Capital One Financial Corp.	1,248,717
29,900	Charles Schwab Corp. (The)	1,889,082
335,759	Citigroup, Inc.	15,441,556
31,766	Comerica, Inc.	2,330,989

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
107,930	Discover Financial Services	10,208,019
76,432	Equitable Holdings, Inc.	1,992,582
118,000	Equity Residential REIT	8,521,960
11,500	Howard Hughes Corp. (The)*	782,575
29,000	JPMorgan Chase & Co.	3,265,690
270,318	KeyCorp.	4,657,579
59,939	KKR & Co., Inc.	2,774,576
68,340	Loews Corp.	4,049,828
72,033	Mastercard, Inc. Class A	22,724,971
162,237	MetLife, Inc.	10,186,861
231,200	New York Community Bancorp, Inc.(a)	2,110,856
40,300	Popular, Inc.	3,100,279
26,641	Progressive Corp. (The)	3,097,549
21,466	Prudential Financial, Inc.	2,053,867
51,444	Regency Centers Corp. REIT	3,051,144
21,400	Reinsurance Group of America, Inc.	2,510,006
36,082	Simon Property Group, Inc. REIT	3,424,904
131,530	SLM Corp.	2,096,588
111,648	Synchrony Financial	3,083,718
174,900	Truist Financial Corp.	8,295,507
182,500	US Bancorp	8,398,650
120,869	Visa, Inc. Class A	23,797,898
144,287	Wells Fargo & Co.	5,651,722
184,168	Weyerhaeuser Co. REIT	6,099,644
15,100	Willis Towers Watson Plc	2,980,589

		212,047,386

	Industrial — 5.9%
413,656	Amcor Plc	5,141,744
19,792	Builders FirstSource, Inc.*	1,062,830
20,700	Crown Holdings, Inc.	1,907,919
64,997	Dover Corp.	7,885,436
17,800	FedEx Corp.	4,035,438
46,799	Honeywell International, Inc.	8,134,134
40,640	Johnson Controls International Plc	1,945,843
14,748	L3Harris Technologies, Inc.	3,564,592
50,762	Masco Corp.	2,568,557
31,211	Northrop Grumman Corp.	14,936,648
110,389	Raytheon Technologies Corp.	10,609,487
21,435	Union Pacific Corp.	4,571,657
120,924	Vontier Corp.	2,780,043

		69,144,328

	Technology — 16.4%
33,235	Accenture Plc Class A	9,227,698
57,851	Adobe, Inc.*	21,176,937
123,912	Apple, Inc.	16,941,249
1,877	ASML Holding NV, ADR NYRS	893,227
20,848	Atlassian Corp. Plc Class A*	3,906,915

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
50,072	Autodesk, Inc.*	8,610,381
24,896	Broadcom, Inc.	12,094,726
124,255	Cognizant Technology Solutions Corp. Class A	8,385,970
24,351	Crowdstrike Holdings, Inc. Class A*	4,104,604
60,276	DocuSign, Inc. Class A*	3,458,637
5,675	Fair Isaac Corp.*	2,275,107
89,252	Fidelity National Information Services, Inc.	8,181,731
149,605	HP, Inc.	4,904,052
3,581	HubSpot, Inc.*	1,076,628
49,877	Intel Corp.	1,865,898
37,000	Micron Technology, Inc.	2,045,360
118,871	Microsoft Corp.	30,529,639
48,105	NVIDIA Corp.	7,292,237
4,933	NXP Semiconductors NV	730,232
199,743	Oracle Corp.	13,956,043
106,480	Salesforce, Inc.*	17,573,459
9,740	Seagate Technology Holdings Plc	695,826
19,950	ServiceNow, Inc.*	9,486,624
12,181	Snowflake, Inc. Class A*	1,693,890
39,151	Teradyne, Inc.	3,505,972

		194,613,042

	Utilities — 1.9%
211,400	Edison International	13,368,936
72,400	FirstEnergy Corp.	2,779,436
110,700	NiSource, Inc.	3,264,543
53,000	PPL Corp.	1,437,890
51,150	UGI Corp.	1,974,901

		22,825,706

	TOTAL COMMON STOCKS (COST $1,110,157,035)	1,135,378,792

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.0%

	Mutual Fund - Securities Lending Collateral — 0.0%
46,500	State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(b) (c)	46,500

	TOTAL SHORT-TERM INVESTMENT (COST $46,500)	46,500

	TOTAL INVESTMENTS — 95.9% (Cost $1,110,203,535)	1,135,425,292

	Other Assets and Liabilities (net) — 4.1%	48,666,423

	NET ASSETS — 100.0%	$1,184,091,715

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7-day net yield as of June 30, 2022.

(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
262	S&P 500 E-mini Index	Sep 2022	$49,642,450	$85,141
15	S&P Mid 400 E-mini Index	Sep 2022	3,402,000	(91,755)

				$(6,614)

Abbreviations

ADR	— American Depository Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.9
Futures Contracts	(0.0	)*
Short-Term Investment	0.0	*
Other Assets and Liabilities (net)	4.1

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.